Centre American Select Equity Fund
SUMMARY OF CENTRE AMERICAN SELECT EQUITY FUND
INVESTMENT OBJECTIVE
The Centre American Select Equity Fund (the “Fund”) seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Centre American Select Equity Fund	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Centre American Select Equity Fund		Investor Class	Institutional Class
Management Fees	[1]	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.33%	0.36%
Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements)		1.33%	1.11%
Fee Waiver and/or Expense Reimbursement	[2]	(0.28%)	(0.16%)
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)		1.05%	0.95%
[1]	Under the investment advisory agreement, the Fund pays to the Adviser an investment advisory fee (accrued daily and payable monthly) at an annual rate of 0.75% of the Fund's average daily net assets for the first $1 billion and 0.70% of the Fund's average daily net assets thereafter.
[2]	The investment adviser to the Fund, Centre Asset Management, LLC (the "Adviser" or "Centre"), has entered into a written expense limitation agreement (the "Expense Limitation Agreement"), under which it has agreed to limit through January 31, 2017 the total operating expenses of the Fund including (but not limited to) investment advisory fees of the Adviser and distribution/service (Rule 12b-1) fees, but excluding interest, taxes, litigation, brokerage and extraordinary expenses incurred by the Fund in the fiscal year, to an annual rate of 1.05% of the average daily net assets of the Investor Class shares and 0.95% of the average daily net assets of the Institutional Class shares. To the extent the Fund incurs any interest, taxes, litigation, brokerage or extraordinary expenses, and such expenses are included in the calculation of Total Annual Fund Operating Expenses, the Fund's Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements) would be higher. After January 31, 2017, the Expense Limitation Agreement may be terminated by the Adviser or the Trust, with respect to the Fund, without payment of penalty, provided that the terminating party provides 90 days' prior written notice of such termination to the other party. The Adviser may request repayment by the Fund of any expense waived or reimbursed by the Adviser pursuant to the Expense Limitation Agreement in the first, second and third fiscal years following the fiscal year in which the waiver or reimbursement occurs, provided that the total annual Fund operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the expense limitation in effect at the time the waiver or reimbursement is made (or any lower expense limitation or limitations to which the parties may otherwise agree).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Expense Limitation Agreement may not remain in effect after January 31, 2017. If the Expense Limitation Agreement is not renewed, the Fund's expenses will be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Centre American Select Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	107	394	702	1,575
Institutional Class	97	337	596	1,336

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies. U.S. companies, for this purpose, consist of those companies that: (i) are incorporated in the U.S.; and (ii) list their common stock on, and principally trade on, the New York Stock Exchange (“NYSE”) (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market. The 80% portion of the Fund’s portfolio consists of investments in U.S. companies that are members of the S&P 500 Index or possess similar minimum market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the Fund’s net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, exchange-traded funds (“ETFs”), and other securities noted below.

In selecting investments for the Fund, the Adviser utilizes a “bottom-up” fundamental stock selection process that the Adviser believes yields a more accurate picture of a company’s intrinsic value. The Adviser analyzes a variety of factors when selecting investments for the Fund, such as a company’s operations, risk profile, growth expectations and valuation of its securities. The Adviser utilizes a disciplined, Economic Value Added (EVA)1 framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate financier looking at all aspects of the business would assess a company’s value. In the shorter-term, markets often undervalue or overvalue a company’s ability to create or destroy wealth. The framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Adviser’s target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Adviser may focus on any number of different attributes that may include, without limitation: the company’s ability to generate favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders’ interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund’s assets to commit to a particular investment) in order to maximize return relative to risk.

The Fund’s portfolio may consist of common stocks, preferred stocks, cash and certain derivative products and investment company securities. The Fund’s common stock investments may consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company’s preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company.

The Fund generally maintains a fully-invested posture. As such, cash is typically held to a minimum. However, significant client inflows may temporarily increase cash positions. The Fund may also, from time to time, take temporary defensive positions and hold up to 100% of its portfolio in cash or cash equivalent positions.

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on the S&P 500 Index), for temporary cash management or investment transition purposes. For example, the Adviser may invest in S&P 500 Index futures to increase the Fund’s overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange-traded futures and options to hedge the risks of existing stock positions in the Fund’s portfolio or overall capital protection. The notional value of the Fund’s aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing common stocks, preferred stocks, and investment company securities investments. The Fund will not use derivatives to obtain leverage for the Fund but derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. To the extent that the Fund uses derivatives, it intends to segregate assets or otherwise cover such positions in accordance with applicable law and guidance of the staff of the Securities and Exchange Commission (the “SEC”).

1 EVA® is a registered service mark of EVA Dimensions LLC. Economic Value Added (EVA) - An estimate of a firm's economic profit - being the value created in excess of the required return of the company's investors (being shareholders and debt holders). Quite simply, EVA is the profit earned by the firm less the cost of financing the firm's capital. The idea is that value is created when the return on the firm's economic capital employed is greater than the cost of that capital.

The Fund may invest in other investment companies, including closed-end funds and ETFs, although these investments will be limited to no more than 10% of the Fund’s net assets. The Fund may also invest in real estate investment trust (“REIT”) securities of a diversified nature (both commercial and residential) if the issuers are members of the S&P 500 Index or possess similar market capitalization characteristics (greater than $3.0 billion) and trading volume attributes. REITs are collective investment vehicles which are designed to invest in real estate.

The Adviser may sell or reduce the Fund’s position in a security when the facts or analysis surrounding the reasons for investing in the security have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Common Stock Risk. The value of common stocks held by the Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of the Fund may also decrease.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Asset prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In a declining stock market, security prices for all companies (including those in the Fund’s portfolio) may decline regardless of any company’s long-term prospects. The Fund’s performance per share will change daily in response to such factors.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor or achieve the Adviser’s expectations with respect to the price of the security.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary.

Portfolio Turnover Risk. The Adviser will sell portfolio securities when it believes that it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser’s implementation of the Fund’s strategy may fail to produce the intended results. The Adviser’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Political/Economic Risk. Changes in economic and tax policies, interest rates, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

Regulatory Risk. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact the Fund’s ability to invest or remain invested in certain securities and other assets. Legislation or regulation may also change the way in which the Fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to invest in certain assets, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

PERFORMANCE INFORMATION

The following performance information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The following information shows the performance of Investor Class shares only, since the Investor Class has the longest period of annual returns. The performance of the Institutional Class shares will differ from the performance shown because the Institutional Class shares have different expenses than the Investor Class shares.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual total returns for the periods indicated to a broad-based securities market index. The index is not actively managed and not available for direct investment. The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.centrefunds.com or by calling 1-855-298-4236.

Annual Total Returns for the Last 4 Calendar Years – Investor Class Shares

Annual Total Returns (Years Ended December 31) - Investor Class Shares
Best Quarter:	1st Quarter, 2012	+13.79%
Worst Quarter:	2nd Quarter, 2012	-3.55%

Average Annual Total Returns – Investor Class Shares (for the periods ended December 31, 2015)
Average Annual Total Returns - Centre American Select Equity Fund		1 Year	Since Inception	Inception Date
Investor Class	[1]	1.61%	12.54%	Dec. 21, 2011
Investor Class | Return After Taxes on Distributions	[1]	(0.77%)	9.57%	Dec. 21, 2011
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.91%	8.90%	Dec. 21, 2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[2]	1.38%	15.57%	Dec. 21, 2011
[1]	After tax returns are shown for Investor Class shares only since the Investor Class has the longest period of annual returns and will vary for Institutional Class shares, which have different expenses.
[2]	The S&P 500 Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown in the table below. After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”). If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Centre Global ex-U.S. Select Equity Fund
SUMMARY OF CENTRE GLOBAL EX-U.S. SELECT EQUITY FUND
INVESTMENT OBJECTIVE
The Centre Global ex-U.S. Select Equity Fund (the “Fund”) seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Centre Global ex-U.S. Select Equity Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Centre Global ex-U.S. Select Equity Fund		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.81%	0.82%
Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements)		2.06%	1.82%
Fee Waiver and/or Expense Reimbursement	[1]	(0.61%)	(0.57%)
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)		1.45%	1.25%
[1]	The investment adviser to the Fund, Centre Asset Management, LLC (the "Adviser" or "Centre"), has entered into a written expense limitation agreement under which it has agreed to limit through January 31, 2017 the total operating expenses of the Fund (including (but not limited to) investment advisory fees of the Adviser and distribution/service (Rule 12b-1) fees, but excluding interest, taxes, litigation, brokerage, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses) to an annual rate of 1.45% of the average daily net assets of the Investor Class shares, and 1.25% of the average daily net assets of the Institutional Class shares. To the extent the Fund incurs any interest, taxes, litigation, brokerage, or extraordinary expenses, and such expenses are included in the calculation of Total Annual Fund Operating Expenses, the Fund's Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements) would be higher. After January 31, 2017, the expense limitation agreement may be terminated by the Adviser or the Trust, with respect to the Fund, without payment of penalty, provided that the terminating party provides 90 days' prior written notice of such termination to the other party. The Adviser may request repayment by the Fund of any expense waived or reimbursed by the Adviser pursuant to the Expense Limitation Agreement in the first, second and third fiscal years following the fiscal year in which the waiver or reimbursement occurs, provided that the total annual Fund operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the expense limitation in effect at the time the waiver or reimbursement is made.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the expense limitation agreement may not remain in effect after January 31, 2017. If the expense limitation agreement is not renewed, the Fund's expenses will be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Centre Global ex-U.S. Select Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	148	587	1,052	2,338
Institutional Class	127	517	932	2,088

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization foreign (non-U.S.) companies located throughout the world. Generally, under normal market conditions, more than 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in non-U.S. companies. The 80% portion of the Fund’s portfolio may consist of investments in companies that are members of the MSCI All Country World Ex-USA Index or possess similar minimum market capitalization and trading volume attributes. The remaining 20% of the Fund’s net assets, plus borrowings for investment purposes, may include large-capitalization U.S. companies, small-cap and mid-cap (non-U.S. and U.S.) companies with market capitalizations of less than $3.0 billion, preferred stock, exchange-traded funds (“ETFs”), and other securities noted below.

In selecting investments for the Fund, the Adviser utilizes a “bottom-up” fundamental stock selection process that the Adviser believes yields a more accurate picture of a company’s intrinsic value. The Adviser analyzes a variety of factors when selecting investments for the Fund, such as a company’s operations, risk profile, growth expectations and valuation of its securities. The Adviser utilizes a disciplined, Economic Value Added (EVA) framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate financier looking at all aspects of the business would assess a company’s value. In the shorter-term, markets often undervalue or overvalue a company’s ability to create or destroy wealth. The framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Adviser’s target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Adviser may focus on any number of different attributes that may include, without limitation: the company’s ability to generate a favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund’s assets to commit to a particular investment) in order to maximize return relative to risk.

The Fund’s portfolio may consist of common stocks, preferred stocks, depositary receipts, cash, real estate investment trusts (“REITs”), and certain derivative products and investment company securities. The Fund’s common stock investments may consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company’s preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company.

The Fund generally maintains a fully-invested posture. As such, cash is typically held to a minimum. However, significant client inflows may temporarily increase cash positions. The Fund may also, from time to time, take temporary defensive positions and hold up to 100% of its portfolio in cash or cash equivalent positions.

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on major indexes, like the Dow Jones Stoxx Europe 600 Index, or other similar regional or country exchange-traded futures), for temporary cash management or investment transition purposes. For example, the Adviser might invest in index futures to increase the Fund’s overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange-traded futures and options to hedge the risks of existing stock positions in the Fund’s portfolio or overall capital protection, including risks related to the Fund’s exposure to foreign currencies. The notional value of the Fund’s aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing common stocks, preferred stocks, and investment company securities investments. The Fund will not use derivatives to obtain leverage for the Fund, but derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. To the extent that the Fund uses derivatives, it intends to segregate assets or otherwise cover such positions in accordance with applicable law and guidance of the staff of the U.S. Securities and Exchange Commission (the “SEC”).

The Fund may invest in other investment companies including closed-end funds and ETFs, although these investments will be limited to no more than 10% of the Fund’s net assets.

The Fund may invest a substantial portion of its net assets in emerging market securities as well as engage in transactions in foreign currencies. There is no limit on the amount of the Fund’s portfolio which may be invested in emerging market securities.

The Adviser may sell or reduce the Fund’s position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Common Stock Risk. The value of common stocks held by the Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of the Fund may also decrease.

Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Asset prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In a declining stock market, security prices for all companies (including those in the Fund’s portfolio) may decline regardless of any company’s long-term prospects. The Fund’s performance per share will change daily in response to such factors.

Foreign Securities Risk. The Fund will invest in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. The Fund will invest in foreign securities in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging market securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities. The Fund is not limited in the amount of assets that it may invest into emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks of investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor or achieve the Adviser’s expectations with respect to the price of the security.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio’s investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary.

Portfolio Turnover Risk. The Adviser will sell portfolio securities when it believes that it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser’s implementation of the Fund’s strategy may fail to produce the intended results. The Adviser’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Political/Economic Risk. Changes in economic and tax policies, interest rates, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

Regulatory Risk. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact the Fund’s ability to invest or remain invested in certain securities and other assets. Legislation or regulation may also change the way in which the Fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to invest in certain assets, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

PERFORMANCE INFORMATION

The following performance information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The following information shows the performance of Institutional Class shares only, since the Institutional Class has the longest period of annual returns. The performance of the Investor Class shares will differ from the performance shown because the Investor Class shares have different expenses than the Institutional Class shares.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual total returns for the periods indicated to a broad-based securities market index. The index is not actively managed and not available for direct investment. The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.centrefunds.com or by calling 1-855-298-4236.

Annual Total Returns for the Last 4 Calendar Years – Institutional Class Shares

Annual Total Returns (Years Ended December 31) - Institutional Class Shares
Best Quarter:	1st Quarter, 2012	+12.07%
Worst Quarter:	3rd Quarter, 2015	-11.63%

(for the periods ended December 31, 2015)
Average Annual Total Returns - Centre Global ex-U.S. Select Equity Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	(2.98%)	4.95%	Dec. 21, 2011
Institutional Class | Return After Taxes on Distributions	[1]	(3.27%)	3.06%	Dec. 21, 2011
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(1.44%)	3.40%	Dec. 21, 2011
MSCI ACWI Ex-USA (All Country World Ex-USA) Index (reflects no deduction for fees, expenses, or taxes)	[2]	(5.25%)	5.99%	Dec. 21, 2011
[1]	After tax returns are shown for Institutional Class shares only since the Institutional Class has the longest period of annual returns and will vary for Investor Class shares, which have different expenses.
[2]	The MSCI ACWI Ex-USA (All Country World Ex-USA) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of international developed and emerging markets.

After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown in the table below. After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Centre Multi-Asset Real Return Fund
SUMMARY OF CENTRE MULTI-ASSET REAL RETURN FUND
INVESTMENT OBJECTIVE
The Centre Multi-Asset Real Return Fund (the “Fund”) seeks real return.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Centre Multi-Asset Real Return Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Centre Multi-Asset Real Return Fund		Investor Class	Institutional Class
Management Fees		0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.45%	0.45%
Acquired Fund Fees and Expenses		0.89%	0.89%
Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements)		2.14%	1.89%
Fee Waiver and/or Expense Reimbursement	[1]	none	none
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)		2.14%	1.89%
[1]	The investment adviser to the Fund, Centre Asset Management, LLC (the "Adviser" or "Centre"), has contractually agreed, pursuant to a written expense limitation agreement (the "Expense Limitation Agreement"), to reduce its advisory fees and/or reimburse other expenses of the Fund until January 31, 2017 to the extent necessary to limit the current operating expenses of each class of shares of the Fund including (but not limited to) investment advisory fees of the Adviser and distribution/service (Rule 12b-1) fees but exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and acquired fund fees and expenses, except that, if an acquired fund is an underlying fund managed by the Adviser and such acquired fund is not subject to an effective expense limitation or fee waiver agreement at any time during the term of the Expense Limitation Agreement, then, for that time, the operating expenses of each class of shares of the Fund shall not exclude the amount of advisory fees included in such acquired fund's fees and expenses to which the Fund would otherwise be subject, to an annual rate of 1.25% of the average daily net assets of the Investor Class shares and 1.00% of the average daily net assets of the Institutional Class shares. After January 31, 2017, the Expense Limitation Agreement may be terminated by the Adviser or the Trust, with respect to the Fund, without payment of penalty, provided that the terminating party provides 90 days' prior written notice of such termination to the other party. The Adviser may receive reimbursement of any amount waived pursuant to the Expense Limitation Agreement, provided that the reimbursement does not cause the Fund to exceed the then-existing expense limitation for that class at the time such reimbursement is to be paid by the Fund.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Expense Limitation Agreement will remain in effect only through January 31, 2017 so the Fund’s expenses thereafter will be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Centre Multi-Asset Real Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	217	670	1,148	2,469
Institutional Class	192	594	1,021	2,209

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Principal Investment Strategies of the Fund

The Fund seeks real return, which is total return that exceeds U.S. inflation over a full inflation cycle, which is typically 5 years. The Fund seeks to achieve its investment objective by using a flexible, fundamentally-driven tactical allocation strategy that is diversified across various broad asset classes, including U.S. and foreign (non-U.S.) equity securities (such as common stocks, preferred stocks and shares of registered open-end companies), fixed income securities (such as bonds, notes, bills and other obligations issued by corporations and the U.S. government, including Treasury Inflation-Protected Securities (“TIPS”), which are debt securities issued by the U.S. Treasury whose values are periodically adjusted to reflect a measure of inflation), exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs”) whose returns track commodity indices (such as an index that tracks the Dow Jones-UBS Commodity Index or the price of gold bullion), or real estate investment trust (“REIT”) indices, and cash and cash equivalents. In any period shorter than a full inflation cycle, the returns of the Fund may be volatile relative to the Consumer Price Index or may lag behind inflation.

The Fund is structured as a limited “fund of funds,” meaning that it seeks to achieve its investment objective by investing directly in securities and in other registered open-end investment companies, primarily those managed by the Adviser (the “Underlying Funds”). The Fund also invests a portion of its assets in TIPS, and commodity-linked and/or REIT-linked ETNs and ETFs.

Under normal market conditions, the Adviser intends to allocate the Fund’s investments among Underlying Funds, equity securities, fixed income securities, TIPS, ETNs and ETFs that have returns linked to commodity indices or REIT indices, and cash and cash equivalents. The Adviser invests in Underlying Funds based on each Underlying Fund’s principal investment strategy and asset class. The Underlying Funds, in turn, invest directly in a variety of U.S. and foreign equity securities (including common stock and preferred stock) and fixed income securities. In selecting Underlying Funds that provide exposure to equity or fixed income securities, or in considering the allocation of Fund assets among the Underlying Funds, the Adviser considers the Underlying Funds’ foreign and domestic investments, market capitalization ranges, investment styles, yield, duration, and other relevant attributes. The Adviser monitors the Fund’s allocations among the Underlying Funds and may modify weightings based on its view of current market, inflation and economic conditions and the Adviser’s overall investment approach. Generally, the Fund will not invest more than 35% of its assets in a single Underlying Fund. The Fund is not required to invest a minimum portion of its assets in any one Underlying Fund.

The Adviser may invest Fund assets in ETNs or ETFs linked to commodity indices to provide the Fund with exposure to the commodities markets to include the price of gold bullion without investing directly in physical commodities and to hedge the Fund’s portfolio against consequences from inflation across other asset classes.

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options for temporary cash management or investment transition purposes. The Fund may also utilize exchange-traded futures and options to hedge the risks of existing positions in the Fund’s portfolio or overall capital protection. The notional value of the Fund’s aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing investments. The Fund will not use derivatives to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. To the extent that the Fund uses derivatives, it intends to segregate assets or otherwise cover such positions in accordance with applicable law and guidance of the staff of the Securities and Exchange Commission (the “SEC”).

In response to adverse market, economic or political conditions, or when the Adviser believes that market or economic conditions are unfavorable, the Fund may invest up to 100% of the Fund’s assets temporarily in cash, cash equivalents or other high quality short-term investments. Such investments generally may include short-term U.S. government securities, high-grade commercial paper, bank obligations, repurchase agreements, money market fund shares and other money market instruments. The Adviser may also invest Fund assets in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Principal Investment Strategies of the Underlying Funds

Currently, the Underlying Funds are the Centre American Select Equity Fund, Centre Global ex-U.S. Select Equity Fund, Centre Active U.S. Treasury Fund, and Centre Active U.S. Tax Exempt Fund.

•  Centre American Select Equity Fund. Centre American Select Equity Fund is a diversified fund and normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies (i.e., companies which are incorporated in the U.S. and list their common stock on and principally trade on the New York Stock Exchange (the “NYSE”), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market). The 80% portion of the fund’s portfolio consists of investments in U.S. companies that are members of the S&P 500 Index or possess similar minimum market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the fund’s net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs and other securities. The fund’s portfolio may consist of common stocks, preferred stocks, cash and certain derivative products and investment company securities.

•  Centre Global ex-U.S. Select Equity Fund. Centre Global ex-U.S. Select Equity Fund is a diversified fund and normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization foreign (non-U.S.) companies located throughout the world. Generally, under normal market conditions, more than 80% of the fund’s net assets, plus borrowings for investment purposes, will be invested in non-U.S. companies. The 80% portion of the fund’s portfolio may consist of investments in companies that are members of the MSCI All Country World Ex-USA Index or possess similar minimum market capitalization and trading volume attributes. The remaining 20% of the fund’s net assets, plus borrowings for investment purposes, may include large-capitalization U.S. companies, small-cap and mid-cap (non-U.S. and U.S.) companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs, and other securities. The fund’s portfolio may consist of common stocks, preferred stocks, depositary receipts, cash, REITs, and certain derivative products and investment company securities.

• Centre Active U.S. Treasury Fund. Centre Active U.S. Treasury Fund’s goal is to maximize investors’ total return through capital appreciation and current income. Under normal market conditions, the Fund will invest at least 80% of its assets in U.S. Treasury securities, including Treasury bonds (long-term government securities which pay interest every six months with various maturities), Treasury bills (short-term government securities with maturities ranging from a few days to 52 weeks), Treasury notes (government securities that are issued with various maturities and pay interest every six months), and TIPS. The Fund seeks to achieve its investment objective primarily by using an active interest rate management strategy that aims to capture general cyclical interest rate trends while allowing for the potential to benefit from short-term deviations. This strategy involves the use of a proprietary fundamentally-driven interest rate forecasting process designed to forecast interest rates on a monthly basis.

•  Centre Active U.S. Tax Exempt Fund. Centre Active U.S. Tax Exempt Fund seeks to maximize investors’ total return through capital appreciation and current income exempt from federal income tax. The fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including the amount of any borrowings for investment purposes) in federally tax-exempt securities of state and local governments in the United States and their political subdivisions, agencies and instrumentalities. These securities will usually be rated within the three highest rating categories by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group, but may be unrated if they are determined to be of equivalent quality by the Adviser. The fund’s investments in municipal securities may include general obligation bonds, revenue bonds, facility or tax and industrial revenue bonds and pre-refunded bonds. General obligation bonds are backed by the issuer’s full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project. Facility or tax and industrial revenue bonds are backed by the credit of a private user of a facility. Pre-refunded bonds have been refinanced by their issuers and their payment is funded from securities in a designated escrow account that holds U.S. Treasury securities. From time to time, the fund's investments may focus in a certain state, region or sector of the municipal market.

Centre Asset Management, LLC serves as the investment adviser to each of Centre American Select Equity Fund, Centre Global ex-U.S. Select Equity Fund, Centre Active U.S. Treasury Fund, and Centre Active U.S. Tax Exempt Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can be no assurance that the Fund will be successful in meeting its investment objective.

Risks Associated with the Fund’s Principal Investment Strategies

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Asset prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In a declining stock market, security prices for all companies (including those in the Fund’s portfolio) may decline regardless of any company’s long-term prospects. The Fund’s performance per share will change daily in response to such factors.

Allocation Risk. The ability of the Fund to achieve its investment objective is dependent upon the Adviser's ability to allocate Fund assets among asset classes and to select investments, including the Underlying Funds, within each asset class. You could lose money on your investment in the Fund as a result of the allocation of Fund assets. The allocation of Fund assets to different asset classes or investment styles within an asset class may have a more significant effect on the Fund’s net asset value (“NAV”) when one of those asset classes or styles is performing more poorly than the others.

Affiliated Fund Risk. The Fund may invest a significant portion of its assets in Underlying Funds for which the Adviser serves as investment adviser. The Adviser is responsible for selecting the Underlying Funds. Underlying Funds may pay to the Adviser asset-based investment advisory fees that are higher than the investment advisory fee paid by the Fund to the Adviser. As a result, a conflict of interest may exist because the Adviser has an incentive to select a particular Underlying Fund for investment by the Fund.

Fixed Income Risk. Returns of fixed income securities will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these interest rate changes. Other factors that may affect a debt security’s market price and yield include investor demand, changes in the financial condition of the issuer or other debt security issuers and economic conditions inside and outside the U.S.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tends to fall, and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to a heightened risk of rising interest rates as the recent period of historically low rates is beginning to end and rates are beginning to rise. Interest rate risk is generally greater for fixed income securities with longer maturities or durations.

Income Risk. Because distributions are based on earnings, distributions to shareholders may decline when prevailing interest rates fall or when an issuer experiences defaults on debt securities it holds.

Credit Risk. An issuer of debt securities may fail to make timely interest payments or repay principal when due. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. Any change in the financial strength of an issuer or in the security rating of a security may affect the security's value and therefore the value of the Fund’s shares.

Underlying Fund Risk. The Fund may invest up to 35% of its assets in a single Underlying Fund. The Fund is not required to invest in all of the Underlying Funds. Because the Fund invests in some or all of the Underlying Funds, and the Fund’s performance relates, in part, to the performance of such Underlying Funds, the ability of the Fund to achieve its investment objective is related to the ability of the Underlying Funds to meet their investment objectives. In addition, Fund shareholders will bear indirectly the fees and expenses of the Underlying Funds.

Commodity Exposure Risk. Although the Fund will not invest directly in physical commodities, it may still be affected by the risks associated with such investments as a result of its investments in ETNs or ETFs linked to commodity indices or reflective of the price of gold bullion. Indirect investments in commodities through such ETNs or ETFs present unique risks. Investing in commodities is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; political and economic events and policies inside and outside the U.S.; disease; pestilence; trade; technological developments; and monetary and other governmental policies, action and inaction.

TIPS-Related Risks. TIPS are issued with a fixed interest rate and a fixed maturity date, but their principal value will change, as the U.S. Treasury raises or lowers such value each month to keep pace with inflation. Consequently, the coupon payments made to investors will also vary. Although generally considered a low-risk investment because they are backed by the U.S. government and have a fixed interest rate, TIPS are long-duration assets, sensitive to changes in interest rates and, in the short term, can experience substantial fluctuations in price. In addition, TIPS could lose value during protracted periods of deflation.

Tax-Related Risks. To qualify for favorable tax treatment as a regulated investment company, certain requirements under the Internal Revenue Code of 1986 (the “Code”), including asset diversification and income requirements, must be met. If the Fund were to fail to qualify as a regulated investment company under the Code, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. With respect to an investment in TIPS, adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by the Fund may be included in the Fund’s gross income for tax purposes, even though the Fund did not receive cash attributable to such gross income. In such a case, the Fund may be required to make annual distributions to shareholders that exceed the cash it otherwise received. To meet such distribution requirements, the Fund may need to sell portfolio investments, which could result in capital gains to the Fund and additional capital gain distributions to Fund shareholders.

Risks Associated with the Underlying Funds’ Principal Investment Strategies

The following risks are risks associated with the Underlying Funds’ principal investment strategies.

Common Stock Risk. The value of common stocks held by an Underlying Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of such Underlying Fund may also decrease.

Market Risk. Market risk refers to the possibility that the value of securities held by an Underlying Fund may decline due to daily fluctuations in the securities markets. Asset prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In a declining stock market, security prices for all companies (including those in an Underlying Fund’s portfolio) may decline regardless of any company’s long-term prospects. An Underlying Fund’s performance per share will change daily in response to such factors.

Foreign Securities Risk. Investing in foreign securities involves investment risks different from those associated with U.S. securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than U.S. markets. It may be difficult to enforce contractual obligations, and it may take more time for trades to clear and settle.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due, and that there could be a decline or perception of a decline in the credit quality of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. The default of a single holding could have the potential to adversely affect an Underlying Fund's net asset value. It is possible that a security held by an Underlying Fund could have its credit rating downgraded or could default.

Interest Rate Risk. Changes in interest rates will affect the value of an Underlying Fund’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tends to fall, and this decrease in value may not be offset by higher income from new investments. An Underlying Fund may be subject to a heightened risk of rising interest rates as the recent period of historically low rates is beginning to end and rates are beginning to rise. Interest rate risk is generally greater for fixed income securities with longer maturities or durations.

Emerging Market Risk. Investing in foreign securities in countries with newly organized or less developed securities markets typically involve greater risk. Economic structures in these emerging market countries are generally less diverse and mature than those in developed countries, and their political systems tend to be less stable. Investments in emerging market countries may be adversely affected by government restrictions on foreign investment, abrupt and severe price declines, potentially smaller securities markets and lower trading volumes, which may cause relative illiquidity and greater volatility than investments in developed countries. An Underlying Fund may have to accept a lower price for, or be unable to sell, a portfolio security at all, which can negatively impact the Underlying Fund’s value or prevent the Underlying Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Sector Risk. Sector risk is the risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. To the extent that an Underlying Fund invests more heavily in a particular sector, the value of the Underlying Fund’s shares will be more sensitive to risks associated with that sector and its share price may fluctuate more widely than a fund that invested in a broader range of industries. In addition, changes in regulatory policies may have a material effect on the value of securities issued by companies in highly regulated sectors.

Currency Risk. Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from an investment in securities denominated in a foreign currency or may widen existing losses.

Tax-Related Risks. As with the Fund, to qualify for favorable tax treatment as a regulated investment company, certain requirements under the Code, including asset diversification and income requirements, must be met. If an Underlying Fund were to fail to qualify as a regulated investment company under the Code, such fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains.

Regulatory Risk. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact an Underlying Fund’s ability to invest or remain invested in certain securities and other assets. Legislation or regulation may also change the way in which an Underlying Fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of an Underlying Fund to invest in certain assets, and there can be no assurance that any new governmental regulation will not adversely affect an Underlying Fund’s ability to achieve its investment objective.

Fixed Income Securities Risk. Fixed income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer’s creditworthiness and general market conditions. A period of economic conditions or monetary policy volatility leading to rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund's ability to sell them. As interest rates rise, the value of fixed income securities typically declines.

Income Risk. Income risk is the risk that the income received by an Underlying Fund may decrease as a result of falling interest rates.

TIPS-Related Risks. TIPS are issued with a fixed interest rate and a fixed maturity date, but their principal value will change, as the U.S. Treasury raises or lowers such value each month to keep pace with inflation. Consequently, the coupon payments made to investors will also vary. Although generally considered a low-risk investment because they are backed by the U.S. government and have a fixed interest rate, TIPS are long-duration assets, sensitive to changes in interest rates and, in the short term, can experience substantial fluctuations in price. In addition, TIPS could lose value during protracted periods of deflation.

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Accordingly, a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average duration. By way of example, the price of a bond portfolio with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. An Underlying Fund may use futures and options contracts for purposes of managing duration of an Underlying Fund's portfolio. Using these instruments also involves risk.

Investment Adviser Risk. The Adviser’s implementation of an Underlying Fund’s strategy may fail to produce the intended results. The Adviser’s ability to choose suitable investments has a significant impact on the ability of an Underlying Fund to achieve its investment objectives.

Additional Risks. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, an Underlying Fund may experience greater price fluctuations when it holds securities with longer maturities. An Underlying Fund may be exposed to call risk, which is the risk that during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce an Underlying Fund’s income if the proceeds are reinvested in securities with lower interest rates. In addition, an Underlying Fund may focus its investments within a single state, region or sector of the municipal market. Because many municipal obligations are issued to finance similar projects, such Underlying Fund’s investments may be focused within a particular sector of the municipal market, such as education, health care, transportation or utilities. Adverse conditions affecting a state, region or sector of the municipal market may cause a fund’s performance to be more sensitive to developments affecting that state, region or sector than a fund with investments that are not focused in the same manner.

PERFORMANCE INFORMATION

The following performance information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The following information shows the performance of Institutional Class shares only, since the Institutional Class has the longest period of annual returns. The performance of the Investor Class shares will differ from the performance shown because the Investor Class shares have different expenses than the Institutional Class shares.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual total returns for the periods indicated to a broad-based securities market index. The index is not actively managed and not available for direct investment. The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.centrefunds.com or by calling 1-855-298-4236.

Annual Total Returns for the Last 3 Calendar Years – Institutional Class Shares

Annual Total Returns (Years Ended December 31) – Institutional Class Shares
Best Quarter:	3rd Quarter, 2013	+3.51%
Worst Quarter:	3rd Quarter, 2015	-4.70%

Average Annual Total Returns - Institutional Class Shares (for the periods ended December 31, 2015)
Average Annual Total Returns - Centre Multi-Asset Real Return Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	(2.14%)	0.44%	Oct. 09, 2012
Institutional Class | Return After Taxes on Distributions	[1]	(2.61%)	(0.60%)	Oct. 09, 2012
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.82%)	0.07%	Oct. 09, 2012
US CPI Urban Consumers NSA Index (reflects no deduction for fees, expenses, or taxes)	[2]	0.73%	0.68%	Oct. 09, 2012
[1]	After tax returns are shown for Institutional Class shares only since the Institutional Class has the longest period of annual returns and will vary for Investor Class shares, which have different expenses.
[2]	The US CPI Urban Consumers NSA Index is the annual percentage change in the Consumer Price Index (CPI). The CPI is an unmanaged index that represents the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics.

After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown in the table below. After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account ("IRA"). If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
Centre Active U.S. Treasury Fund
SUMMARY OF CENTRE ACTIVE U.S. TREASURY FUND
INVESTMENT OBJECTIVE
The Fund seeks to maximize investors’ total return through capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Centre Active U.S. Treasury Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Centre Active U.S. Treasury Fund		Investor Class	Institutional Class
Management Fees		0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.29%	0.61%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements)		0.95%	1.02%
Fee Waiver and/or Expense Reimbursement	[1]	(0.09%)	(0.41%)
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)		0.86%	0.61%
[1]	The investment adviser to the Fund, Centre Asset Management, LLC (the "Adviser" or "Centre"), has entered into a written expense limitation agreement, dated and effective as of November 4, 2013 (the "Expense Limitation Agreement"), under which it has agreed to limit through at least January 31, 2017 the total operating expenses of each class of shares of the Fund including (but not limited to) investment advisory fees of the Adviser and distribution/service (Rule 12b-1) fees, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund's business), and acquired fund fees and expenses, to an annual rate of 0.85% of the average daily net assets of the Investor Class shares and 0.60% of the average daily net assets of the Institutional Class shares. To the extent the Fund incurs any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, and such expenses are included in the calculation of Total Annual Fund Operating Expenses, the Fund's Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements) would be higher. After January 31, 2017, the Expense Limitation Agreement may be terminated, without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fund, upon 60 days' written notice to the Adviser. The Expense Limitation Agreement may not be terminated by the Adviser without the consent of the Board. The Expense Limitation Agreement will automatically terminate if the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund, (the "Advisory Agreement") is terminated, with such termination effective upon the effective date of the Advisory Agreement's termination. The Adviser may recoup any waived or reimbursed amount pursuant to the Expense Limitation Agreement in the first, second and third fiscal years following the fiscal year in which any such reimbursement or waiver occurs. The Adviser has agreed that the reimbursement will not cause the Fund to exceed the then-existing expense limitation for that class at the time the waiver or reimbursement was made.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Expense Limitation Agreement will remain in effect only through January 31, 2017, so the Fund’s expenses thereafter will be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Centre Active U.S. Treasury Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	88	294	517	1,157
Institutional Class	62	284	523	1,210

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 70%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s goal is to maximize investors’ total return through capital appreciation and current income. Under normal market conditions, the Fund will invest at least 80% of its assets in U.S. Treasury securities, including Treasury bonds (long-term government securities which pay interest every six months with various maturities), Treasury bills (short-term government securities with maturities ranging from a few days to 52 weeks), Treasury notes (government securities that are issued with various maturities and pay interest every six months), and Treasury Inflation-Protected Securities (“TIPS”). U.S. Treasury securities are fixed-rate debt obligations of the U.S. Treasury. TIPS are debt securities issued by the U.S. Treasury whose values are periodically adjusted to reflect a measure of inflation. TIPS pay interest every six months and are issued with maturities of 5, 10, and 30 years.

The Fund seeks to achieve its investment objective primarily by using an active interest rate management strategy that aims to capture general cyclical interest rate trends while allowing for the potential to benefit from short-term deviations. This strategy involves the use of a proprietary fundamentally-driven interest rate forecasting process designed to forecast interest rates on a monthly basis.

The Adviser’s investment strategy with respect to the Fund focuses primarily on interest rates, the anticipated direction of interest rates month-over-month, duration, and management of duration. In managing the Fund, the portfolio manager utilizes a highly disciplined approach that is statistically based and employed to forecast the interest rate outlook. This investment methodology is based on the basic economic theory of interest rate behavior and combines measures of economic growth (e.g., employment growth), inflationary expectations (e.g., the behavior of precious metals prices) and certain market based factors (e.g., interest rate trends). The Adviser seeks to identify both the cyclical path of interest rates as well as short term deviations away from the cyclical path.

In selecting investments for the Fund, the Adviser considers yield and a security’s potential for capital appreciation resulting from changes in interest rates. The Adviser will utilize a fundamentally-driven interest rate forecasting process designed to forecast interest rates on a monthly basis. The Adviser’s investment approach seeks to manage and take advantage of short-term deviations from the general trend in rates. The Adviser will review the Fund’s portfolio on a monthly basis and adjust it, as appropriate, based on the Adviser’s interest rate outlook. The Adviser will also assess the relative yields available on securities with different maturities and future changes in interest rates. The Adviser may select securities with varying maturities. If the market environment is defensive characterized by an expectation of rising interest rates, the Fund may invest primarily in securities with shorter-term maturities, cash or cash equivalents, as well as sell U.S. exchange-traded futures contracts on bond indices or U.S. Treasury notes and bonds to shorten the duration of the portfolio. Conversely, in an aggressive market environment of low inflation, characterized by declining interest rates, the Fund may invest primarily in securities with longer-term maturities, as well as purchase U.S. exchange-traded futures contracts on bond indices or U.S. Treasury notes and bonds to lengthen the duration of the portfolio. Derivatives, such as exchange-traded futures on bond indices or U.S. Treasury notes and bonds, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. To the extent that the Fund uses derivatives, it intends to segregate assets or otherwise cover such positions in accordance with applicable law and guidance of the staff of the Securities and Exchange Commission (the “SEC”).

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Before investing in the Fund, an investor should carefully consider his/her own investment goals, the amount of time available to leave money invested and the amount of risk he/she is willing to take. There can be no assurance that the Fund will be successful in meeting its investment objective.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due, and that there could be a decline or perception of a decline in the credit quality of a security. The degree of risk for a particular security, including U.S. Treasury notes and bonds, may be reflected in its credit rating. There is the possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. The default of a single holding could have the potential to adversely affect the Fund's net asset value. Although the Fund intends to invest only in high quality debt securities, primarily U.S. Treasury securities backed by the full faith and credit of the U.S. Treasury, it is possible that a security held by the Fund could have its credit rating downgraded or could default.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tends to fall, and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to a heightened risk of rising interest rates as the recent period of historically low rates is beginning to end and rates are beginning to rise. Interest rate risk is generally greater for fixed income securities with longer maturities or durations.

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Accordingly, a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average duration. By way of example, the price of a bond portfolio with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of falling interest rates.

Fixed Income Securities Risk. Fixed income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, corporate debt securities issued by U.S. and non-U.S. entities, mortgage-backed and other asset-backed securities, structured notes and inflation-indexed bonds issued both by governments and corporations. Fixed income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer’s creditworthiness and general market conditions. As interest rates rise, the value of fixed income securities typically declines. A period of volatility in economic conditions or monetary policy leading to rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. To the extent that the Fund is invested in fixed-rate Treasury obligations, the return on, and value of, an investment may fluctuate.

TIPS-Related Risks. TIPS are issued with a fixed interest rate and a fixed maturity date, but their principal value will change, as the U.S. Treasury raises or lowers such value each month to keep pace with inflation. Consequently, the coupon payments made to investors will also vary. Although generally considered a low-risk investment because they are backed by the U.S. government and have a fixed interest rate, TIPS are long-duration assets, sensitive to changes in interest rates and, in the short term, can experience substantial fluctuations in price. In addition, TIPS could lose value during protracted periods of deflation.

Investment Adviser Risk. The Adviser’s implementation of the Fund’s strategy may fail to produce the intended results. The Adviser’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Furthermore, because the Fund seeks returns relating to changes in interest rates over time and management of duration, the Fund’s performance may be more adversely affected than that of other funds if the Adviser’s interest rate forecasts are incorrect.

You could lose money by investing in the Fund.

PERFORMANCE INFORMATION

The following performance information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The following information shows the performance of Investor Class shares only. The performance of the Institutional Class shares will differ from the performance shown because the Institutional Class shares have different expenses than the Investor Class shares.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual total returns for the periods indicated to a broad-based securities market index. The index is not actively managed and not available for direct investment. The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.centrefunds.com or by calling 1-855-298-4236.

Annual Total Returns (Years Ended December 31) – Investor Class Shares
Best Quarter:	3rd Quarter 2015	+1.49%
Worst Quarter:	4th Quarter 2015	-1.57%

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Centre Active U.S. Treasury Fund		1 Year	Since Inception	Inception Date
Institutional Class		0.06%	1.04%	Jan. 21, 2014
Investor Class	[1]	(0.16%)	0.81%	Jan. 21, 2014
Investor Class | Return After Taxes on Distributions	[1]	(0.18%)	0.53%	Jan. 21, 2014
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.09%)	0.49%	Jan. 21, 2014
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	[2]	0.84%	2.64%	Jan. 21, 2014
[1]	After tax returns are shown for Investor Class shares only and will vary for Institutional Class shares, which have different expenses.
[2]	The Barclays Capital U.S. Treasury Index includes public obligations of the U.S. Treasury. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index. In addition, certain special issues, such as state and local government series bonds (SLGs), as well as TIPS, are excluded. You cannot invest directly into an index.

After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown in the table below. After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”). If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Centre Active US Tax Exempt Fund
SUMMARY OF CENTRE ACTIVE U.S. TAX EXEMPT FUND
INVESTMENT OBJECTIVE
The Fund seeks to maximize investors’ total return through capital appreciation and current income exempt from federal income tax.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Centre Active US Tax Exempt Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Centre Active US Tax Exempt Fund		Investor Class	Institutional Class
Management Fees		0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.44%	0.44%
Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements)		1.09%	0.84%
Fee Waiver and/or Expense Reimbursement	[2]	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)		0.95%	0.70%
[1]	Other Expenses of Investor Class shares are estimated amounts for the current fiscal year of the Fund, which ends September 30, 2016, and are based on the historical expenses of Class A shares of the Acquired Fund (as defined below). Other Expenses of Institutional Class shares are estimated amounts for the current fiscal year of the Fund, which ends September 30, 2016, and are based on the historical expenses of Class I shares of the Acquired Fund.
[2]	The investment adviser to the Fund, Centre Asset Management, LLC (the "Adviser" or "Centre"), has entered into a written expense limitation agreement dated December 8, 2014 (the "Expense Limitation Agreement"), under which it has agreed to reduce its advisory fees and/or reimburse other expenses of the Fund, for an initial period of not less than two years from the date of the closing of the reorganization of Managed Municipal Fund, Inc. (the "Acquired Fund") into the Fund (the "Reorganization") and until the next following effective date of the post-effective amendment to the registration statement of the Trust relating to the Fund incorporating the Fund's financial statements for that fiscal year (the "Initial Term"), to the extent necessary to limit the current operating expenses of each class of shares of the Fund, including (but not limited to) investment advisory fees of the Adviser and distribution/service (Rule 12b-1) fees, but excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to an annual rate of 0.95% of the average daily net assets of the Investor Class shares and 0.70% of the average daily net assets of the Institutional Class shares. After the Initial Term, the Expense Limitation Agreement may be terminated, without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fund, upon 60 days' written notice to the Adviser. The Expense Limitation Agreement may not be terminated by the Adviser without the consent of the Board. The Expense Limitation Agreement will automatically terminate if the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund, (the "Advisory Agreement") is terminated, with such termination effective upon the effective date of the Advisory Agreement's termination. The Adviser may recoup any waived or reimbursed amount pursuant to the Expense Limitation Agreement in the first, second and third fiscal years following the fiscal year in which any such reimbursement or waiver occurs, provided that the reimbursement does not cause the Fund to exceed the then-existing expense limitation for that class at the time such reimbursement or waiver was made.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Expense Limitation Agreement will remain in effect only for the Initial Term, so the Fund’s expenses thereafter will be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Centre Active US Tax Exempt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	97	333	587	1,315
Institutional Class	72	254	452	1,023

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including the amount of any borrowings for investment purposes) in federally tax-exempt securities of state and local governments in the United States and their political subdivisions, agencies and instrumentalities. These securities will usually be rated within the three highest rating categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), but may be unrated if they are determined to be of equivalent quality by the Adviser.

The Fund’s investments in municipal securities may include general obligation bonds, revenue bonds, facility or tax and industrial revenue bonds and pre-refunded bonds. General obligation bonds are backed by the issuer’s full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project. Facility or tax and industrial revenue bonds are backed by the credit of a private user of a facility. Pre-refunded bonds have been refinanced by their issuers and their payment is funded from securities in a designated escrow account that holds U.S. Treasury securities. From time to time, the Fund’s investments may focus in a certain state, region or sector of the municipal market.

In selecting investments for the Fund, the Adviser considers credit risk, yield and a security’s potential for capital appreciation resulting from changes in interest rates. The Adviser will utilize a fundamentally-driven interest rate forecasting process designed to forecast interest rates on a monthly basis. The Adviser’s investment approach seeks to manage and take advantage of short-term deviations from the general trend in rates. The Adviser will review the Fund’s portfolio on a monthly basis and adjust it, as appropriate, based on the Adviser’s interest rate outlook. The Adviser will also assess the relative yields available on securities with different maturities and future changes in interest rates. The Adviser may select municipal securities with varying maturities. If the market environment is defensive, characterized by an expectation of rising interest rates, the Fund may invest primarily in securities with shorter-term maturities, cash or cash equivalents, as well as sell U.S. exchange-traded futures contracts on bond indices or U.S. Treasury notes and bonds to shorten the duration of the portfolio. Conversely, in an aggressive market environment of low inflation, characterized by declining interest rates, the Fund may invest primarily in securities with longer-term maturities, as well as purchase U.S. exchange-traded futures contracts on bond indices or U.S. Treasury notes and bonds to lengthen the duration of the portfolio. Derivatives, such as exchange-traded futures on bond indices or U.S. Treasury notes and bonds, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. To the extent that the Fund uses derivatives, it intends to segregate assets or otherwise cover such positions in accordance with applicable law and guidance of the staff of the Securities and Exchange Commission (the “SEC”).

The Fund may also invest in taxable obligations. To the extent that the Fund invests in taxable obligations, a larger portion of its distributions will be taxable than would be the case if the Fund focused more on earning tax-free income. The Fund does not currently intend to acquire securities that are subject to the alternative minimum tax, but it is permitted to invest up to 20% of its net assets in such securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund. The price of municipal securities will change in response to changes in general economic conditions, conditions within the municipal securities market, the financial condition of the issuer, political changes, interest rate changes and other factors. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Before investing in the Fund, an investor should carefully consider his/her own investment goals, the amount of time available to leave money invested and the amount of risk he/she is willing to take. There can be no assurance that the Fund will be successful in meeting its investment objective.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due, and that there could be a decline or perception of a decline in the credit quality of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. The default of a single holding could have the potential to adversely affect the Fund's net asset value. It is possible that a security held by the Fund could have its credit rating downgraded or could default.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tends to fall, and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to a heightened risk of rising interest rates as the recent period of historically low rates is beginning to end and rates are beginning to rise. Interest rate risk is generally greater for fixed income securities with longer maturities or durations.

Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of falling interest rates.

Liquidity Risk. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell these securities at or near their perceived value. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed income securities generally go down. Where there is little or no active trading market for specific types of securities, the value of such securities and the Fund’s share price could decline.

Call Risk. Call risk is the risk that during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested in securities with lower interest rates.

Tax Risk. Adverse tax developments could change the way the Fund’s income distributions may be treated for income tax purposes. While income distributions from the Fund will generally be exempt from federal income taxes, to the extent the Fund invests in securities that do not pay interest that is exempt from federal income tax, distributions on these investments will generally be taxable to shareholders. Distributions may be subject to applicable foreign, state and local taxes.

Focused Investing Risk. The Fund may focus its investments within a single state, region or sector of the municipal market. Because many municipal obligations are issued to finance similar projects, the Fund’s investments may be focused within a particular sector of the municipal market, such as education, health care, transportation or utilities. Adverse conditions affecting a state, region or sector of the municipal market may cause the Fund’s performance to be more sensitive to developments affecting that state, region or sector than a fund with investments that are not focused in the same manner.

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Accordingly, a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average duration. By way of example, the price of a bond portfolio with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund may use futures and options contracts for purposes of managing duration of the Fund’s portfolio. Using these instruments also involves risk.

Fixed Income Securities Risk. Fixed income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, corporate debt securities issued by U.S. and non-U.S. entities, mortgage-backed and other asset-backed securities, structured notes and inflation-indexed bonds issued both by governments and corporations. Fixed income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer’s creditworthiness and general market conditions. A period of economic conditions or monetary policy volatility leading to rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them. As interest rates rise, the value of fixed income securities typically declines.

Investment Adviser Risk. The Adviser’s implementation of the Fund’s strategy may fail to produce the intended results. The Adviser’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Furthermore, because the Fund seeks returns relating to changes in interest rates over time and management of duration, the Fund’s performance may be more adversely affected than that of other funds if the Adviser’s interest rate forecasts are incorrect.

PERFORMANCE INFORMATION

Managed Municipal Fund, Inc., the Acquired Fund, was reorganized into the Fund on March 17, 2015. In the Reorganization, Class A shares of the Acquired Fund were exchanged for Investor Class shares of the Fund and Class I shares of the Acquired Fund were exchanged for Institutional Class shares of the Fund.

The information below is based on the performance of the combined Fund resulting from the Reorganization, and the performance of the Acquired Fund prior to the Reorganization on March 17, 2015 (during which time International Strategy & Investment Inc. (not Centre) managed the portfolio of the Acquired Fund). The performance of the Acquired Fund has been adjusted as necessary to reflect the respective fees of Investor Class shares and Institutional Class shares of the Fund. Beginning March 17, 2015, performance information reflects the performance of the Fund, and the actual fees and expenses of Investor Class shares and Institutional Class shares of the Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund. The impact of taxes and sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table compares the average annual total returns of Investor Class shares of the Fund for the periods stated to those of broad-based market indices. Each index is not actively managed and not available for direct investment. The table also presents the impact of taxes on the returns of Investor Class shares.

Updated performance information for the Fund is available, free of charge, by calling the Fund at 1-855-298-4236 or online at www.centrefunds.com.

Annual Total Returns Acquired Fund (Investor Class shares)

During the periods shown in the bar chart, the highest return for a quarter was 4.59% (quarter ended 12/31/2008) and the lowest return for a quarter was -4.55% (quarter ended 12/31/2010).

Average Annual Total Returns for Periods Ended December 31, 2015 – Tax Exempt Fund
Average Annual Total Returns - Centre Active US Tax Exempt Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class	[1]	1.96%	3.18%	3.11%	4.75%	Oct. 07, 2010
Investor Class | Return After Taxes on Distributions	[1],[2]	1.44%	3.02%	2.98%	4.63%	Oct. 07, 2010
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	[1],[2]	2.26%	2.99%	3.05%	4.63%	Oct. 07, 2010
Institutional Class	[1]	2.22%	3.30%		2.29%	Oct. 07, 2010
Barclays Capital Prerefunded Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[3]	1.00%	1.82%	3.06%	1.52%	Oct. 07, 2010
Barclays Capital General Obligation Index (reflects no deduction for fees, expenses or taxes)	[3]	3.09%	4.92%	4.70%	3.89%	Oct. 07, 2010
[1]	Inception date is October 7, 2010. Benchmark returns are for the period beginning October 31, 2010.
[2]	After tax returns are shown for the Investor Class shares only and will vary for Institutional Class shares, which have different expenses.
[3]	The Barclays Capital Prerefunded Municipal Bond Index is a market value weighted index comprised of pre-refunded and/or escrowed-to-maturity municipal bonds, provided that the collateral in the escrow account is comprised strictly of obligations of, and carry the full faith and credit of, the U.S. Treasury. To be included in the index, bonds must have an explicit or implicit credit rating of AAA. The Barclays Capital General Obligation Index is reflective of general municipal market performance and is comprised of investment grade state and local general obligation bonds with six to eight years remaining until maturity.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend upon an investor’s tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (each, an “IRA”).